Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,843,504.49

Principal:
Principal Collections	$21,663,370.48
Prepayments in Full	$15,280,441.95
Liquidation Proceeds	$102,999.22
Recoveries	$4,665.73
Sub Total	$37,051,477.38
Collections	$38,894,981.87

Purchase Amounts:
Purchase Amounts Related to Principal	$21,435.46
Purchase Amounts Related to Interest	$0.00
Sub Total	$21,435.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,916,417.33

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,916,417.33
Servicing Fee	$861,093.95	$861,093.95	$0.00	$0.00	$38,055,323.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,055,323.38
Interest - Class A-2 Notes	$61,550.00	$61,550.00	$0.00	$0.00	$37,993,773.38
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$37,848,981.88
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$37,791,611.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,791,611.13
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$37,765,626.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,765,626.71
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$37,742,816.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,742,816.04
Regular Principal Payment	$33,679,112.57	$33,679,112.57	$0.00	$0.00	$4,063,703.47
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,063,703.47
Residual Released to Depositor	$0.00	$4,063,703.47	$0.00	$0.00	$0.00

Total		$38,916,417.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,679,112.57
Total					$33,679,112.57
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$33,679,112.57	$69.26	$61,550.00	$0.13	$33,740,662.57	$69.39
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$33,679,112.57	$25.60	$312,507.34	$0.24	$33,991,619.91	$25.84

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$295,439,989.24	0.6075637	$261,760,876.67	0.5383036
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$919,999,989.24	0.6991944	$886,320,876.67	0.6735985

Pool Information
Weighted Average APR	2.133%	2.122%
Weighted Average Remaining Term	52.48	51.63
Number of Receivables Outstanding	35,168	34,229
Pool Balance	$1,033,312,736.48	$996,151,727.93
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$951,947,261.70	$917,710,734.00
Pool Factor	0.7228095	0.6968151

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$78,440,993.93
Targeted Overcollateralization Amount	$109,830,851.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,830,851.26

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		47	$92,761.44
(Recoveries)		6	$4,665.73
Net Loss for Current Collection Period			$88,095.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1023%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1944%
Second Prior Collection Period			0.1710%
Prior Collection Period			0.1383%
Current Collection Period			0.1042%
Four Month Average (Current and Prior Three Collection Periods)			0.1520%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		598	$1,124,623.63
(Cumulative Recoveries)			$94,102.41
Cumulative Net Loss for All Collection Periods			$1,030,521.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0721%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,880.64
Average Net Loss for Receivables that have experienced a Realized Loss			$1,723.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.61%	179	$6,071,368.33
61-90 Days Delinquent	0.03%	10	$344,306.68
91-120 Days Delinquent	0.00%	1	$33,357.73
Over 120 Days Delinquent	0.01%	2	$84,064.56
Total Delinquent Receivables	0.66%	192	$6,533,097.30

Repossession Inventory:
Repossessed in the Current Collection Period		13	$449,991.97
Total Repossessed Inventory		21	$786,072.77

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0499%
Prior Collection Period			0.0512%
Current Collection Period			0.0380%
Three Month Average			0.0463%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0464%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	11

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	112	$4,074,217.52
2 Months Extended	134	$5,113,787.07
3+ Months Extended	6	$154,428.95

Total Receivables Extended	252	$9,342,433.54

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer